UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.4%
	AUSTRALIA — 9.8%
120,000	Newcrest Mining Ltd.	$2,919,784
995,000	Telstra Corp. Ltd.	2,701,327
		5,621,111
	BRAZIL — 4.1%
450,656	Ambev S.A. - ADR	2,374,957

	CANADA — 17.1%
168,800	Barrick Gold Corp.	2,744,688
509,900	Kinross Gold Corp.*	2,049,798
33,400	Nutrien Ltd.	1,830,654
1,066,708	Yamana Gold, Inc.	3,146,789
		9,771,929
	CHINA — 4.5%
7,100	Baidu, Inc. - ADR*	793,070
38,000	Tencent Holdings Ltd. - ADR	1,767,000
		2,560,070
	DENMARK — 2.0%
23,950	Novo Nordisk A/S - ADR	1,147,684

	GERMANY — 6.1%
30,000	Bayer A.G.	1,951,179
30,000	Daimler A.G.	1,557,456
		3,508,635
	HONG KONG — 3.3%
223,500	China Mobile Ltd.	1,905,754

	NETHERLANDS — 3.2%
58,332	Royal Dutch Shell PLC - A Shares	1,838,817

	NEW ZEALAND — 0.4%
304,920	SKY Network Television Ltd.	254,267

	NORWAY — 2.2%
69,870	Equinor A.S.A.	1,253,539

	SINGAPORE — 3.6%
842,700	Singapore Telecommunications Ltd.	2,042,203

	SWEDEN — 4.7%
217,484	Betsson A.B.	1,154,806

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
507,930	NetEnt A.B.	$1,511,493
		2,666,299
	SWITZERLAND — 5.2%
23,480	Novartis A.G. - ADR	2,150,299
25,500	Roche Holding A.G. - ADR	855,525
		3,005,824
	UNITED KINGDOM — 13.7%
68,314	British American Tobacco PLC - ADR	2,432,662
49,700	GlaxoSmithKline PLC - ADR	2,051,616
33,003	Unilever N.V.	1,905,593
783,470	Vodafone Group PLC	1,429,930
		7,819,801
	UNITED STATES — 11.5%
119,186	Newmont Goldcorp Corp.	4,352,673
26,645	Philip Morris International, Inc.	2,227,788
		6,580,461
	TOTAL COMMON STOCKS
	(Cost $53,339,552)	52,351,351

	SHORT-TERM INVESTMENTS — 8.2%
4,679,573	Federated Treasury Obligations Fund - Institutional Class, 2.131%[1]	4,679,573
	Total Short-Term Investments
	(Cost $4,679,573)	4,679,573

	TOTAL INVESTMENTS — 99.6%
	(Cost $58,019,125)	57,030,924
	Other Assets in Excess of Liabilities — 0.4%	209,703
	TOTAL NET ASSETS — 100.0%	$57,240,627

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
9,835	Hycroft Mining Corp.*1,2	$—
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 89.5%
	ARGENTINA — 1.6%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	650,388

	AUSTRALIA — 9.6%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	722,720
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	1,130,288
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	748,331
1,500,000	5.750%, 7/22/2024	1,254,013
		3,855,352
	BRAZIL — 4.1%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,348,054
1,000,000	10.250%, 1/10/2028	304,917
		1,652,971
	CANADA — 4.7%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,586,043
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	319,819
18,750	Sanjel Corp. 0.000%, 12/29/2167[1,2,4]	—
		1,905,862
	CHILE — 5.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	600,389
	Bonos del Banco Central de Chile en Pesos
400,000,000	6.000%, 2/1/2021	616,549
700,000,000	6.000%, 3/1/2022	1,110,580
		2,327,518

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 1.1%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$448,378

	GERMANY — 4.1%
14,000,000	Kreditanstalt fuer Wiederaufbau 3.080% (NIBOR 3 Month + 150 basis points), 1/25/2022[5]	1,644,148

	LUXEMBOURG — 2.5%
14,000,000,000	European Investment Bank 7.400%, 1/24/2022	1,021,846

	MALAYSIA — 6.1%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,464,689

	MEXICO — 7.7%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	993,999
40,500,000	Mexican Bonos 5.000%, 12/11/2019	2,088,824
		3,082,823
	NEW ZEALAND — 8.4%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,339,179
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,879,872
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	186,127
		3,405,178
	PERU — 5.1%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,073,900

	PHILIPPINES — 6.0%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,075,525
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,332,430
		2,407,955
	SINGAPORE — 7.3%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	739,877

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
$1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[6,7]	$737,607
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,458,409
		2,935,893
	SWEDEN — 0.9%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[6,8]	375,256

	UNITED STATES — 14.5%
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,941,514
35,000,000	International Bank for Reconstruction & Development 3.125%, 9/25/2020	681,498
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,110,003
56,000,000	5.850%, 11/25/2022	808,955
1,000,000	Newmont Goldcorp Corp. 6.250%, 10/1/2039	1,302,175
		5,844,145
	TOTAL FIXED INCOME SECURITIES
	(Cost $40,274,377)	36,096,302

Number of Shares
	SHORT-TERM INVESTMENTS — 8.3%
3,348,401	Federated Treasury Obligations Fund - Institutional Class, 2.131%[9]	3,348,401
	Total Short-Term Investments
	(Cost $3,348,401)	3,348,401

	TOTAL INVESTMENTS — 97.8%
	(Cost $45,208,008)	39,444,703
	Other Assets in Excess of Liabilities — 2.2%	902,865
	TOTAL NET ASSETS — 100.0%	$40,347,568

NIBOR - Norway Interbank Offered Rate.

*	Non-income producing security.
[1]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,130,288, which represents 2.80% of Net Assets.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Floating rate security.

[6]	Callable.
[7]	Step rate security.
[8]	Variable rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

 EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	AUSTRALIA — 5.0%
1,025,000	Telstra Corp. Ltd.	$2,782,774

	BRAZIL — 3.4%
350,651	Ambev S.A. - ADR	1,847,931

	CANADA — 9.0%
151,000	Barrick Gold Corp.	2,455,260
43,650	BCE, Inc.	1,972,485
91,047	Freehold Royalties Ltd.	562,232
		4,989,977
	DENMARK — 2.0%
23,100	Novo Nordisk A/S - ADR	1,106,952

	FRANCE — 9.6%
22,700	Danone S.A.	1,970,198
130,000	Engie S.A.	2,003,321
25,650	TOTAL S.A. - ADR	1,327,131
		5,300,650
	GERMANY — 6.2%
29,370	Bayer A.G.	1,910,204
29,141	Daimler A.G.	1,512,861
		3,423,065
	HONG KONG — 3.5%
227,000	China Mobile Ltd.	1,935,598

	NETHERLANDS — 3.4%
29,380	Royal Dutch Shell PLC - Class A - ADR	1,847,708

	NEW ZEALAND — 4.2%
1,849,000	Kiwi Property Group Ltd.	1,966,763
424,922	SKY Network Television Ltd.	354,334
		2,321,097
	NORWAY — 5.8%
58,950	Equinor A.S.A. - ADR	1,049,899
104,900	Telenor A.S.A.	2,133,106
		3,183,005
	SINGAPORE — 5.3%
570,000	Singapore Telecommunications Ltd.	1,381,340

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
2,709,861	Starhill Global REIT - REIT	$1,567,819
		2,949,159
	SWEDEN — 4.6%
221,000	Betsson A.B.	1,173,476
460,000	NetEnt A.B.	1,368,863
		2,542,339
	SWITZERLAND — 6.7%
20,696	Novartis A.G. - ADR	1,895,340
53,331	Roche Holding A.G. - ADR	1,789,255
		3,684,595
	UNITED KINGDOM — 14.7%
67,800	British American Tobacco PLC - ADR	2,414,358
41,240	GlaxoSmithKline PLC - ADR	1,702,387
35,450	Unilever N.V.	2,046,883
1,054,109	Vodafone Group PLC	1,923,880
		8,087,508
	UNITED STATES — 10.3%
101,150	Newmont Goldcorp Corp.	3,693,998
23,700	Philip Morris International, Inc.	1,981,557
		5,675,555
	TOTAL COMMON STOCKS
	(Cost $56,622,549)	51,677,913
	SHORT-TERM INVESTMENTS — 5.9%
3,252,518	Federated Treasury Obligations Fund - Institutional Class, 2.131%[1]	3,252,518
	Total Short-Term Investments
	(Cost $3,252,518)	3,252,518

	TOTAL INVESTMENTS — 99.6%
	(Cost $59,875,067)	54,930,431
	Other Assets in Excess of Liabilities — 0.4%	247,095
	TOTAL NET ASSETS — 100.0%	$55,177,526

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

 EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BANGLADESH — 2.1%
1,603,015	BRAC Bank Ltd.*	$1,193,109

	BRAZIL — 5.9%
13,100	Arco Platform Ltd.*	578,234
173,100	Instituto Hermes Pardini S.A.	890,356
154,965	Mahle-Metal Leve S.A.	1,000,102
179,230	Odontoprev S.A.	821,854
		3,290,546
	CHINA — 15.6%
2,032,300	AK Medical Holdings Ltd.[1]	1,307,409
2,700,000	China Forestry Holdings Co., Ltd.*2,3	—
241,900	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	879,626
570,720	Haitian International Holdings Ltd.	1,152,952
3,903,515	Lifetech Scientific Corp.*	732,215
800,490	Nexteer Automotive Group Ltd.	831,944
906,430	Precision Tsugami China Corp. Ltd.	867,304
275,435	Vitasoy International Holdings Ltd.	1,296,637
1,213,330	Weimob, Inc.*1	621,901
756,895	Xiabuxiabu Catering Management China Holdings Co., Ltd.*1	1,052,036
		8,742,024
	INDIA — 19.7%
53,985	Aavas Financiers Ltd.*	1,170,349
35,900	AIA Engineering Ltd.*	886,231
149,835	Caplin Point Laboratories Ltd.	927,364
536,000	Castrol India Ltd.	942,938
547,010	City Union Bank Ltd.	1,540,392
32,929	Eris Lifesciences Ltd.*1	195,391
45,500	Jubilant Foodworks Ltd.	789,682
328,900	Jyothy Laboratories Ltd.	731,804
19,500	Metropolis Healthcare Ltd.*1	288,864
62,200	Mphasis Ltd.	847,199
36,500	Sundaram Finance Ltd.	803,080
113,300	Sundram Fasteners Ltd.	720,158
284,496	Syngene International Ltd.[1]	1,245,015
		11,088,467
	INDONESIA — 2.5%
10,752,795	Ace Hardware Indonesia Tbk P.T.	1,404,941

	MALAYSIA — 1.8%
608,500	ViTrox Corp. Bhd	1,028,235

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 6.5%
753,100	Banco del Bajio S.A.[1]	$1,416,695
133,175	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	820,087
204,575	Qualitas Controladora S.A.B. de C.V.	637,302
167,495	Regional S.A.B. de C.V.	802,173
		3,676,257
	PHILIPPINES — 4.1%
4,103,865	D&L Industries, Inc.	829,040
197,500	Universal Robina Corp.	618,893
2,829,015	Wilcon Depot, Inc.	872,818
		2,320,751
	POLAND — 2.9%
43,614	Dino Polska S.A.*1	1,639,230

	SOUTH AFRICA — 3.8%
105,200	Clicks Group Ltd.	1,498,006
412,300	Dis-Chem Pharmacies Ltd.[1]	652,492
		2,150,498
	SOUTH KOREA — 11.3%
16,749	Cafe24 Corp.*	892,140
11,425	Kakao Corp.	1,217,068
21,200	Koh Young Technology, Inc.	1,480,466
19,470	LEENO Industrial, Inc.	907,894
9,000	SK Materials Co., Ltd.	1,349,131
10,100	Tokai Carbon Korea Co., Ltd.	476,816
		6,323,515
	SPAIN — 2.3%
124,720	AmRest Holdings S.E.*	1,301,580

	SWEDEN — 1.5%
43,100	Vitrolife A.B.	829,764

	TAIWAN — 11.6%
41,935	ASPEED Technology, Inc.	917,446
196,775	Chroma ATE, Inc.	916,528
60,740	eMemory Technology, Inc.	730,222
105,105	Hiwin Technologies Corp.	932,129
56,780	Parade Technologies Ltd.	934,818
96,495	Voltronic Power Technology Corp.*	2,085,338
		6,516,481

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 4.2%
1,043,430	Mega Lifesciences PCL	$1,188,272
905,175	TOA Paint Thailand PCL	1,170,576
		2,358,848
	VIETNAM — 2.4%
289,298	Mobile World Investment Corp.	1,324,865
	TOTAL COMMON STOCKS
	(Cost $52,033,136)	55,189,111

	SHORT-TERM INVESTMENTS — 1.8%
1,021,492	Federated Treasury Obligations Fund - Institutional Class, 2.131%[4]	1,021,492
	Total Short-Term Investments
	(Cost $1,021,492)	1,021,492

	TOTAL INVESTMENTS — 100.0%
	(Cost $53,054,628)	56,210,603
	Other Assets in Excess of Liabilities — 0.0%	8,414
	TOTAL NET ASSETS — 100.0%	$56,219,017

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,419,033, which represents 14.98% of Net Assets.
[2]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	GOLD MINING — 36.5%
101,540	Agnico Eagle Mines Ltd.	$5,303,434
1,308,600	B2Gold Corp.*	4,161,348
150,000	B2Gold Corp.*1	478,482
321,692	Barrick Gold Corp.	5,230,712
1,100,000	Equinox Gold Corp.*	1,083,498
1,049,000	Gold Fields Ltd. - ADR	5,297,450
176,600	Leagold Mining Corp.*1	276,983
69,000	Newmont Goldcorp Corp.	2,519,880
790,000	OceanaGold Corp.[1]	2,142,900
2,196,100	Premier Gold Mines Ltd.*1	3,694,001
433,887	Pretium Resources, Inc.*1	4,703,335
40,000	Pretium Resources, Inc.*	433,702
		35,325,725
	ROYALTY COMPANIES — 29.0%
334,223	Elemental Royalties*1,2,3	1,219,914
244,696	EMX Royalty Corp.*	332,786
80,096	Franco-Nevada Corp.	6,954,736
5,035,000	Metalla Royalty & Streaming Ltd.[1]	4,196,469
900,000	Metalla Royalty & Streaming Ltd.[1,2,3]	750,114
163,900	Osisko Gold Royalties Ltd.	1,934,020
323,120	Osisko Gold Royalties Ltd.[1]	3,811,925
56,200	Royal Gold, Inc.	6,432,090
69,000	Wheaton Precious Metals Corp.	1,802,280
25,000	Wheaton Precious Metals Corp.[1]	653,508
		28,087,842
	PRECIOUS METALS DEVELOPMENTAL — 3.9%
3,832,803	Almaden Minerals Ltd. - Class B*	2,785,298
1,098,017	Almaden Minerals Ltd. - Class B*1	790,359
215,500	Almaden Minerals Ltd. - Class B*1,2,3	155,118
		3,730,775
	PRECIOUS METALS EXPLORATION — 18.3%
1,611,182	Almadex Minerals Ltd.*1	457,792
6,680,000	Altus Strategies PLC*1,2,3	455,524
571,428	Aurion Resources Ltd.*1,2,3	649,448
1,711,182	Azucar Minerals Ltd.*1	505,653
4,051,151	Evrim Resources Corp.*1	1,074,331
750,000	Evrim Resources Corp.*1,2,3	198,894
200,000	Harfang Exploration, Inc.*1	39,400
826,700	Irving Resources, Inc.*1	1,860,357
600,000	Irving Resources, Inc.*1,2,3	1,350,205
2,585,000	Magna Gold Corp.*1,2,3,5	411,312
8,742,000	Medgold Resources Corp.*1,5	728,610
736,000	Medgold Resources Corp.*1,2,3,5	61,343
5,225,400	Midland Exploration, Inc.*1,5	3,800,867

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
899,685	Mirasol Resources Ltd.*1	$415,827
128,900	O3 Mining, Inc.*1,2,3	288,116
5,016,400	Revelo Resources Corp.*1	57,013
920,000	Revival Gold, Inc.*1,2,3	411,274
2,800,000	Riverside Resources, Inc.*1,2,3	307,622
10,000	Seabridge Gold, Inc.*	136,900
5,118,424	Vista Gold Corp.*5	4,493,464
8,200	Vista Gold Corp.*1,5	7,083
		17,711,035
	SILVER: EXPLORATION AND MINING — 8.0%
1,621,997	Fortuna Silver Mines, Inc.*	6,098,709
1,880,000	Golden Arrow Resources Corp.*1,2,3	256,402
91,500	Pan American Silver Corp.	1,389,885
		7,744,996
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
20,000	Solaris Copper, Inc.*1,2,3	8,638
	TOTAL COMMON STOCKS
	(Cost $69,900,293)	92,609,011

	WARRANTS — 0.3%
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: April 16, 2021*1,2,3	—
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020*1,2,3	—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,2,3	—
		—
	PRECIOUS METALS EXPLORATION — 0.3%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,2,3	—
10,074	Callinex Mines, Inc., Expiration Date: November 22, 2019*1,2,3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1,2,3	—
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020*1,2,3	241,400
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020*1,2,3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1,2,3	—
128,900	O3 Mining Corp., Expiration Date: March 27, 2022*1,2,3	—
4,970,000	Outcrop Gold Corp., Expiration Date: June 23, 2021*1,2,3	—
460,000	Revival Gold, Inc., Expiration Date: April 4, 2022*1,2,3	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021*1,2,3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1,2,3	—
		241,400

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	ROYALTY COMPANIES — 0.0%
450,000	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020*1,2,3	$—
	TOTAL WARRANTS
	(Cost $0)	241,400
	SHORT-TERM INVESTMENTS — 4.1%
3,921,945	Federated Treasury Obligations Fund - Institutional Class, 2.13%[4]	3,921,945
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,921,945)	3,921,945

	TOTAL INVESTMENTS — 100.1%
	(Cost $73,822,238)	96,772,356
	Liabilities in Excess of Other Assets — (0.1)%	(51,099)
	TOTAL NET ASSETS — 100.0%	$96,721,257

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	PUT OPTIONS — (0.0)%
	SILVER: EXPLORATION AND MINING — (0.0)%
	Pan American Silver Corp.
(100)	Exercise Price: $12.00, Notional Amount: $120,000, Expiration Date: August 16, 2019	(200)
	TOTAL PUT OPTIONS
	(Proceeds $2,940)	(200)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,940)	$(200)

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 6.99% of net assets. The total value of these securities is $6,765,324.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 6.99% of Net Assets. The total value of these securities is $6,765,324.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds

Notes to Schedule of Investments

July 31, 2019 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At July 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$58,019,125	$45,208,008	$59,885,675	$53,054,628	$77,830,976
Gross unrealized appreciation	$6,947,557	$387,076	$4,087,193	$9,222,442	$24,953,332
Gross unrealized depreciation	(7,935,758)	(6,150,381)	(9,042,437)	(6,066,467)	(6,011,952)
Net unrealized appreciation (depreciation) on investments	$(988,201)	$(5,763,305)	$(4,955,244)	$3,155,975	$18,941,380

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$17,044,386	$-	$-	$17,044,386
Communications	10,893,551	-	-	10,893,551
Consumer, Cyclical	2,712,262	-	-	2,712,262
Consumer, Non-cyclical	17,097,303	-	-	17,097,303
Energy	3,092,356	-	-	3,092,356
Technology	1,511,493	-	-	1,511,493
Short-Term Investments	4,679,573	-	-	4,679,573
Total Investments	$57,030,924	$-	$-	$57,030,924

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,432,463	-	2,432,463
Communications	-	1,369,255	-	1,369,255
Consumer, Non-cyclical	-	2,061,899	-	2,061,899
Diversified	-	737,607	-	737,607
Energy	-	-	-	-
Financial	-	3,371,277	-	3,371,277
Government	-	25,803,982	-	25,803,982
Utilities	-	319,819	-	319,819
Short-Term Investments	3,348,401	-	-	3,348,401
Total Investments	$3,348,401	$36,096,302	$-	$39,444,703

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$6,149,258	$-	$-	$6,149,258
Communications	12,483,518	-	-	12,483,518
Consumer, Cyclical	2,686,336	-	-	2,686,336
Consumer, Non-cyclical	18,665,065	-	-	18,655,065
Energy	4,786,970	-	-	4,786,970
Financial	3,534,582	-	-	3,534,582
Technology	1,368,863	-	-	1,368,863
Utilities	2,003,321	-	-	2,003,321
Short-Term Investments	3,252,518	-	-	3,252,518
Total Investments	$51,677,914	$-	$-	$51,677,914

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$2,113,514	$-	$2,113,514
Communications	-	2,731,109	-	2,731,109
Consumer, Cyclical	5,324,998	6,123,626	-	11,448,624
Consumer, Non-cyclical	3,033,415	10,566,465	-	13,599,880
Financial	7,581,874	803,080	-	8,384,954
Industrial	2,905,425	9,520,869	-	12,426,295
Technology	578,234	3,906,501	-	4,484,735
Short-Term Investments	1,021,492	-	-	1,021,492
Total Investments	$20,445,438	$35,765,165	$-	$56,210,603

Gold Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$35,325,725	$-	$-	$35,325,725
Royalty Companies	26,117,814	-	1,970,028	28,087,842
Precious Metals Developmental	3,575,657	-	155,118	3,730,775
Precious Metals Exploration	13,577,297	-	4,133,738	17,711,035
Silver: Exploration and Mining	7,488,594	-	256,402	7,744,996
Diversified Exploration and Mining	-	-	8,638	8,638
Warrants
Royalty Companies	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	241,400	241,400
Short-Term Investments	3,921,945	-	-	3,921,945
Total Investments	$90,007,032	$-	$6,765,324	$96,772,356

Liabilities
Investments
Written Options Contracts	$200	$-	$-	$200
Total Investments	$200	$-	$-	$200

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2018	$-	$-	$2,037,539	$555,415
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-
Total realized gain/(loss)	-	-	(310,591)	-
Total unrealized appreciation/(depreciation)	-	-	693,985	(314,015)
Net purchases	-	-	4,686,781	-
Net sales	-	-	(583,790)	-
Balance as of July 31, 2019	$-	$-	$6,523,924	$241,400

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2019:

	Fair Value July 31, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	$241,400	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$6,523,924	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Euro Pacific Funds

Notes to Schedule of Investments – Continued

July 31, 2019 (Unaudited)

					Transfer
				Net	Prior Year	Change in
	Value			Realized	Unrealized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	(Depreciation)	of Period	Income
Gold Fund
Medgold Resources Corp.	$1,753,012	$-	$(21,627)	$5,132	$-	$(946,564)	$789,953	$-
Midland Exploration, Inc.	4,165,844	36,329	-	-	-	(401,306)	3,800,867	-
Vista Gold Corp.	2,821,029	-	-	-	-	1,679,518	4,500,547	-
Metalla Royalty & Streaming Ltd.(1)	2,753,665	525,528	-	-	(1,883,034)	(1,396,159)	-	52,422
Total	$11,493,550
Magna Gold Corp.(2)	-	624,773	-	-	-	(213,461)	411,312	-
Evrim Resources Corp. (3)	4,049,750	167,662	-	-	(3,269,920)	325,733	1,273,225	-
Total				$5,132		$(952,239)	$10,775,904	$52,422

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Medgold Resources Corp.	9,616,000	-	(138,000)	9,478,000
Midland Exploration, Inc.	5,173,900	51,500	-	5,225,400
Vista Gold Corp.	5,126,624	-	-	5,126,624
Metalla Royalty & Streaming Ltd.(1)	5,035,000	900,000	-	5,935,000
Total	24,951,524
Magna Gold Corp.(2)	-	2,585,000	-	2,585,000
Evrim Resources Corp.(3)	4,101,151	700,000	-	4,801,151
Total				33,151,175

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.
(3)	Not an affiliate at the beginning or end of the period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/30/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/30/19

* Print the name and title of each signing officer under his or her signature.